Leasehold Improvements and Equipment (Tables)	6 Months Ended
Jun. 30, 2024
Leasehold Improvements and Equipment [Abstract]
Schedule of Leasehold Improvements and Equipment	At June 30, 2024 and December 31, 2023, leasehold improvements and equipment consisted of the following:
	June 30,	December 31,
	2024	2023
Motor Vehicles	$509,705	$465,111
Office equipment	74,500	26,462
Furniture and fittings	66,016	17,826
Computer	-	43,949
Warehouse equipment	109,192	111,397
Machinery equipment	48,904	2,699
Leasehold improvements	636,553	671,539
	1,444,870	1,338,983
Accumulated depreciation	(547,583)	(442,444)
Leasehold improvements and equipment, net of accumulated depreciation	$897,287	$896,539